RESEARCH AND DEVELOPMENT EXPENSES (Schedule of Research And Development) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES [Abstract]
Research and development	$ 21,255	$ 25,244	$ 15,556
Less: research and development grants	(12,097)	(13,617)	(6,675)
Research and development, net	$ 9,158	$ 11,627	$ 8,881